NOTES PAYABLE AND LINES OF CREDIT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of notes payable
	2019	2018
Notes payable-NextGen dated February 8, 2017. Interest is payable semi-annually at 6.5% through February 9, 2019 and 8.5% through maturity which is January 31, 2021.	$1,333,334	$1,333,334

Notes payable-private placement dated March 31, 2017. Interest is payable semi-annually at 6.5% through September 30, 2019 and 8.5% through maturity which is January 31, 2021. Unamortized debt discount of $75,601 and $334,998 as of December 31, 2019 and December 31, 2018, respectively.	667,000	667,000

Line of credit-floor plan Ally dated February 16, 2018. Facility provides up to $25,000,000 of available credit secured by vehicle inventory and other assets. Interest rate at December 31, 2019 was 7.05%. Principal and interest are payable on demand.	8,419,897	8,866,894

Loan Agreement with Hercules Capital Inc. dated April 30, 2018 and as amended for tranche II on October 30, 2018. Tranche I- Interest only at 10.5% and is payable monthly through December 1, 2018. Principal and interest payments commence on June 1, 2019 through maturity which is May 1, 2021. Trance II-Interest payable monthly at 11.0%. Principal payable at maturity on October 1, 2021. Unamortized debt issuance costs as of December 31, 2018 of $1,547,412.	—	10,857,500

Line of credit-floor plan NextGear dated October 30, 2018. Secured by vehicle inventory and other assets. Interest rate at December 31, 2019 was 4.25%. Principal and interest is payable on demand.	50,741,073	47,505,607

Less: Debt discount	(75,601)	(1,882,410)
Total notes payable and lines of credit	61,085,703	67,347,925
Less: Current portion	59,160,970	58,555,006

Long-term portion	$1,924,733	$8,792,919

Schedule of convertible notes
	Face Amount	Debt Discount	Carrying Amount
Convertible senior notes	$30,000,000	$10,402,024	$19,597,976
Convertible notes-Autosport
$1,536,000 unsecured note	1,536,000	379,616	1,156,384
$500,000 unsecured note	500,000	6,092	493,908
$257,933 unsecured note	257,933	6,382	251,551
	32,293,933	10,794,114	21,499,819
Less: Current portion	(1,461,933)	(98,343)	(1,363,590)
Long-term portion	$30,832,000	$10,695,771	$20,136,229

Schedule of interest expense
2019
Contractual interest expense	$1,305,000
Amortization of debt discounts	1,218,064
Total	$2,523,064